Unaudited Quarterly Results	12 Months Ended
Jun. 30, 2014
Unaudited Quarterly Results [Abstract]
Unaudited Quarterly Results

Unaudited quarterly results for the years ended June 30, 2014, 2013 and 2012 were as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Unaudited)
2014:
Net sales	$172,994	178,406	196,057	205,360
Operating (loss) income	(4,424)	(7,375)	7,739	18,870
Net (loss) income attributable to Globe Specialty Metals, Inc.	(6,852)	20,768	1,561	6,226
Basic (loss) earnings per common share	(0.09)	0.28	0.02	0.08
Diluted (loss) earnings per common share	(0.09)	0.28	0.02	0.08

2013:
Net sales	$200,708	179,940	195,845	181,057
Operating (loss) income	(5,652)	22,556	(42,646)	16,795
Net (loss) income attributable to Globe Specialty Metals, Inc.	(5,705)	15,068	(40,135)	9,744
Basic (loss) earnings per common share	(0.08)	0.20	(0.53)	0.13
Diluted (loss) earnings per common share	(0.08)	0.20	(0.53)	0.13

2012:
Net sales	$174,862	165,547	173,437	191,698
Operating income	32,465	22,230	19,950	16,780
Net income attributable to Globe Specialty Metals, Inc.	20,693	13,444	11,613	8,820
Basic earnings per common share	0.28	0.18	0.15	0.12
Diluted earnings per common share	0.27	0.18	0.15	0.12

Due to rounding differences, the sum of the quarterly amounts may not add precisely to the annual amounts.